UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.6%
$9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$9,850,140
7,875	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	7,470,619
11,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	11,662,530
4,110	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,266,714
4,060	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	3,504,308
1,530	Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,524,859
235	Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	232,965
160	Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	166,418
1,265	Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,269,516
4,475	University of Virginia, 5.00%, 6/1/40	4,535,233

		$44,483,302

Electric Utilities — 3.9%
$3,520	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,628,944
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,028,280
7,000	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,046,900
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,539,131

		$18,243,255

Escrowed/Prerefunded — 3.4%
$10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	$8,366,400
2,580	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	3,267,544
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	4,099,920

		$15,733,864

General Obligations — 14.9%
$1,115	Aldine, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/36	$1,045,524
2,350	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	703,402
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	1,662,688
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	2,951,823
9,475	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	2,209,665
10,000	Clark County, NV, 5.00%, 6/1/38(1)	9,500,900
1,615	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	857,258
3,700	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	1,832,240
1,610	Newton, MA, 5.00%, 4/1/39	1,636,002
5,195	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/38	5,183,467
2,500	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/39(3)	2,490,575
1,725	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	925,152
1,665	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	833,699
1,695	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	782,327
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,236,459
7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,579,033
4,000	South Carolina, 3.25%, 8/1/30	3,356,440
6,000	Washington, 5.25%, 2/1/36(1)	6,108,000
7,135	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(4)	6,869,578

		$68,764,232

Health Care-Miscellaneous — 1.4%
$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,320,785
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	202,544

1

Principal
Amount
(000’s omitted)	Security	Value
$100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	$101,272
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	101,272
192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(5)	194,174
680	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(5)	685,048
809	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(5)	815,598

		$6,420,693

Hospital — 14.8%
$3,060	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,656,294
5,175	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,080,039
1,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,240,837
2,465	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,209,823
3,280	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,731,715
140	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	122,731
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	842,454
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	878,190
6,480	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,056,143
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,146,130
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,625,235
5,230	Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,390,822
2,490	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	420,910
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,334,146
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,096,963
785	Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36(6)	785,997
4,350	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	3,565,130
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,794,372
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,651,450
3,380	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,073,400
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,491,021
1,000	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,022,240
955	San Benito, CA, Health Care District, 5.40%, 10/1/20	850,810
10,525	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	9,238,529

		$68,305,381

Housing — 0.8%
$1,860	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,774,161
1,090	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,104,813
885	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	878,345
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(7)	153,888

		$3,911,207

2

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 1.4%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,078,180
695	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	666,484
2,670	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,639,722

		$6,384,386

Insured-Education — 0.4%
$1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,893,343

		$1,893,343

Insured-Electric Utilities — 1.5%
$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,734,973
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	994,298

		$6,729,271

Insured-General Obligations — 5.6%
$13,780	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	$12,908,415
4,285	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	3,637,451
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	6,252,950
1,650	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	1,583,324
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,516,599

		$25,898,739

Insured-Hospital — 1.5%
$6,650	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$5,256,293
30	Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	24,735
2,190	Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	1,814,809

		$7,095,837

Insured-Lease Revenue/Certificates of Participation — 2.0%
$8,680	Anaheim, CA, Public Financing Authority, Lease Revenue, (AGM), 0.00%, 9/1/31	$1,972,790
7,650	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	5,665,055
2,385	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,365,007

		$9,002,852

Insured-Other Revenue — 1.0%
$3,735	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$3,115,251
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,497,144

		$4,612,395

Insured-Special Tax Revenue — 7.4%
$13,000	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$9,264,580
3,480	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	2,387,732
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,171,800
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,333,900
2,565	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,667,190
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,283,826
3,360	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,833,354
6,900	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,225,716
29,325	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,456,573
10,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,044,956

3

Principal
Amount
(000’s omitted)	Security	Value
$8,590	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$772,670
3,015	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,947,388

		$34,389,685

Insured-Transportation — 5.8%
$2,350	Alabama Port Authority, (NPFG), 4.50%, 10/1/36	$1,905,450
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	6,201,000
5,050	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	4,549,242
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	736,778
2,950	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,644,616
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,142,107
9,070	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,976,255
3,755	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	809,503
3,870	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	3,634,356

		$26,599,307

Insured-Water and Sewer — 2.5%
$4,305	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,321,445
6,600	DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	6,507,996
945	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	802,447

		$11,631,888

Nursing Home — 0.8%
$955	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$955,296
955	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	955,334
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,880,220

		$3,790,850

Other Revenue — 5.5%
$1,175	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,137,095
1,320	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,281,905
720	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	710,690
2,365	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	1,577,502
1,220	Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	978,928
955	Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	546,642
5,455	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,713,109
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(5)	845,060
2,010	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	1,774,629
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,717,263
175	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	170,758
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	664,320
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	129,836
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	227,820
2,735	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,241,989
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,643,197

		$25,360,743

Pooled Loans — 0.6%
$1,160	Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,258,855
1,555	Idaho Bond Bank Authority, 5.375%, 9/15/27	1,679,089

		$2,937,944

Senior Living/Life Care — 2.8%
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,627,163
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,599,234
3,075	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,553,788
1,480	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,151,706

4

Principal
Amount
(000’s omitted)	Security	Value
$1,650	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,636,206
1,675	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,578,855
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(8)	821,104
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	829,217

		$12,797,273

Special Tax Revenue — 7.4%
$2,476	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$1,915,706
748	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	753,700
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	815,062
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	907,500
4,040	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,151,140
9,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,504,450
6,235	New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	6,519,628
8,135	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	7,594,429
2,395	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,201,883
900	Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	830,754

		$34,194,252

Transportation — 13.7%
$2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	$2,518,178
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,553,750
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	4,642,612
4,820	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	5,105,730
6,730	New Jersey Turnpike Authority, 5.25%, 1/1/40	6,554,145
2,545	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,349,900
2,450	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	2,213,477
1,070	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,008,496
645	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	629,088
11,500	Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	7,700,745
5,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	4,852,900
3,595	Port Authority of New York and New Jersey, 5.25%, 7/15/36	3,617,972
3,500	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,597,720
2,980	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,052,682
10,000	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,108,900

		$63,506,295

Water and Sewer — 5.0%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,455,019
10,000	New York, NY, Environmental Facilities Corp., 5.00%, 10/15/35(1)(3)	10,010,600
6,855	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	7,245,049
3,265	Portland, OR, (Water System), 5.00%, 5/1/35	3,315,281

		$23,025,949

Total Tax-Exempt Investments — 113.7% (identified cost $558,946,314)		$525,712,943

Other Assets, Less Liabilities — (13.7)%		$(63,187,100)

Net Assets — 100.0%		$462,525,843

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
PSF	-	Permanent School Fund
XLCA	-	XL Capital Assurance, Inc.

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	19.5%
		California	16.3%
		Texas	14.6%
		Others, representing less than 10% individually	63.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 9.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.
(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions. The aggregate value of such collateral is $5,111,617.
(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $4,183,077 or 0.9% of the Fund’s net assets.
(6)		When-issued security.
(7)		Defaulted bond.
(8)		Security is in default and making only partial interest payments.
(9)		Security is in default with respect to scheduled principal payments.

A summary of open financial instruments at March 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	325 U.S. 10-Year Treasury Note	Short	$(38,638,316)	$(38,685,156)	$(46,840)
6/11	432 U.S. 30-Year Treasury Bond	Short	(51,831,738)	(51,921,000)	(89,262)

					$(136,102)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$13,275,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(476,520)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $612,622.

6

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$486,167,883

Gross unrealized appreciation	$8,160,675
Gross unrealized depreciation	(42,205,615)

Net unrealized depreciation	$(34,044,940)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$525,712,943	$—	$525,712,943

Total Investments	$—	$525,712,943	$—	$525,712,943

Liability Description

Futures Contracts	$(136,102)	$—	$—	$(136,102)
Interest Rate Swaps	—	(476,520)	—	(476,520)

Total	$(136,102)	$(476,520)	$—	$(612,622)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Tax-Managed Growth Fund 1.1
March 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $1,331,025,824 and the Fund owned 14.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance
Tax-Managed Growth Fund 1.2
March 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $538,381,834 and the Fund owned 5.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 4.6%
Boeing Co. (The)	970,517	$71,750,322
General Dynamics Corp.	473,021	36,214,488
Honeywell International, Inc.	290,022	17,317,214
Huntington Ingalls Industries, Inc.(1)	7,223	299,739
Lockheed Martin Corp.	19,800	1,591,920
Northrop Grumman Corp.	43,336	2,717,600
Raytheon Co.	53,403	2,716,611
Rockwell Collins, Inc.	166,153	10,771,699
Textron, Inc.	33,277	911,457
United Technologies Corp.	3,290,192	278,514,753

		$422,805,803

Air Freight & Logistics — 1.3%
FedEx Corp.	684,328	$64,018,884
United Parcel Service, Inc., Class B	794,209	59,025,613

		$123,044,497

Auto Components — 0.3%
Johnson Controls, Inc.	748,121	$31,099,390

		$31,099,390

Automobiles — 0.0%(2)
DaimlerChrysler AG(1)	17,284	$1,223,534
Harley-Davidson, Inc.	800	33,992

		$1,257,526

Beverages — 5.1%
Brown-Forman Corp., Class A	331,938	$22,525,313
Brown-Forman Corp., Class B	147,713	10,088,798
Coca-Cola Co. (The)	2,684,790	178,135,816
Coca-Cola Enterprises, Inc.	31,501	859,977
Molson Coors Brewing Co., Class B	186,000	8,721,540
PepsiCo, Inc.	3,865,685	248,988,771

		$469,320,215

Biotechnology — 1.8%
Amgen, Inc.(1)	2,827,233	$151,115,604
Biogen Idec, Inc.(1)	3,543	260,021
Genzyme Corp.(1)	6,984	531,831
Gilead Sciences, Inc.(1)	246,207	10,449,025

		$162,356,481

Capital Markets — 4.2%
Ameriprise Financial, Inc.	289,681	$17,693,715
Bank of New York Mellon Corp. (The)	863,991	25,807,411
Charles Schwab Corp. (The)	718,360	12,952,031
E*Trade Financial Corp.(1)	4,593	71,789
Federated Investors, Inc., Class B	31,821	851,212
Franklin Resources, Inc.	539,468	67,476,657
Goldman Sachs Group, Inc. (The)	557,466	88,341,637
Legg Mason, Inc.	96,941	3,498,601
Morgan Stanley	2,570,939	70,238,054
Northern Trust Corp.	712,597	36,164,298
State Street Corp.	759,119	34,114,808
T. Rowe Price Group, Inc.	323,743	21,503,010

Security	Shares	Value
UBS AG(1)	29,488	$532,258
Waddell & Reed Financial, Inc., Class A	273,635	11,112,317

		$390,357,798

Chemicals — 1.3%
Air Products and Chemicals, Inc.	7,660	$690,779
Ashland, Inc.	30,391	1,755,384
Dow Chemical Co. (The)	152,627	5,761,669
E.I. Du Pont de Nemours & Co.	926,633	50,937,016
Ecolab, Inc.	380,814	19,429,130
Monsanto Co.	492,901	35,617,026
PPG Industries, Inc.	4,400	418,924
Sigma-Aldrich Corp.	151,082	9,614,859

		$124,224,787

Commercial Banks — 3.1%
Bank of Montreal	33,047	$2,147,394
BB&T Corp.	909,195	24,957,403
Comerica, Inc.	209,267	7,684,284
Fifth Third Bancorp	1,280,030	17,766,817
First Horizon National Corp.	8,756	98,155
HSBC Holdings PLC	220,592	2,291,728
HSBC Holdings PLC ADR	35,973	1,863,401
KeyCorp	111,426	989,463
M&T Bank Corp.	17,293	1,529,912
Marshall & Ilsley Corp.	157,890	1,261,541
PNC Financial Services Group, Inc.	111,383	7,016,015
Regions Financial Corp.	250,097	1,815,704
Royal Bank of Canada	148,562	9,206,387
Societe Generale	492,017	31,958,583
SunTrust Banks, Inc.	269,585	7,774,831
Synovus Financial Corp.	10,960	26,304
Toronto-Dominion Bank	17,915	1,587,090
Trustmark Corp.	102,713	2,405,539
U.S. Bancorp	2,650,851	70,061,992
Wells Fargo & Co.	2,784,901	88,281,362
Zions Bancorporation	63,405	1,462,119

		$282,186,024

Commercial Services & Supplies — 0.1%
Cintas Corp.	60,687	$1,836,995
Pitney Bowes, Inc.	15,870	407,700
Waste Management, Inc.	108,828	4,063,638

		$6,308,333

Communications Equipment — 3.7%
Cisco Systems, Inc.	6,088,756	$104,422,165
Juniper Networks, Inc.(1)	550,780	23,176,822
Motorola Mobility Holdings, Inc.(1)	139,800	3,411,120
Motorola Solutions, Inc.(1)	70,557	3,153,192
Nokia Oyj ADR	1,721,613	14,650,927
QUALCOMM, Inc.	3,121,037	171,126,459
Telefonaktiebolaget LM Ericsson, Class B ADR	1,750,000	22,505,000

		$342,445,685

Computers & Peripherals — 3.3%
Apple, Inc.(1)	326,406	$113,736,171
Dell, Inc.(1)	4,030,315	58,479,871
EMC Corp.(1)	2,586,992	68,684,637
Hewlett-Packard Co.	938,911	38,467,184

Security	Shares	Value
Lexmark International, Inc., Class A(1)	9,624	$356,473
NetApp, Inc.(1)	417,589	20,119,438

		$299,843,774

Construction & Engineering — 0.0%(2)
Jacobs Engineering Group, Inc.(1)	15,479	$796,085

		$796,085

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$1,007,851

		$1,007,851

Consumer Finance — 0.7%
American Express Co.	788,007	$35,617,916
Capital One Financial Corp.	80,225	4,168,491
Discover Financial Services	830,375	20,028,645
SLM Corp.(1)	10,200	156,060

		$59,971,112

Distributors — 0.1%
Genuine Parts Co.	188,424	$10,107,063

		$10,107,063

Diversified Consumer Services — 0.0%(2)
Apollo Group, Inc., Class A(1)	10,812	$450,968
H&R Block, Inc.	22,181	371,310

		$822,278

Diversified Financial Services — 2.4%
Bank of America Corp.	4,021,530	$53,606,995
Citigroup, Inc.(1)	49,437	218,511
CME Group, Inc.	22,581	6,809,301
ING Groep NV ADR(1)	191,170	2,429,771
IntercontinentalExchange, Inc.(1)	13,162	1,626,033
JPMorgan Chase & Co.	3,242,357	149,472,658
Moody’s Corp.	179,602	6,090,304

		$220,253,573

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	444,984	$13,616,510
CenturyLink, Inc.	4,871	202,390
Deutsche Telekom AG ADR	50,092	772,419
Frontier Communications Corp.	34,263	281,642
Telefonos de Mexico SA de CV ADR	283,026	5,168,055
Verizon Communications, Inc.	380,097	14,648,938
Windstream Corp.	130,837	1,683,872

		$36,373,826

Electric Utilities — 0.0%(2)
Duke Energy Corp.	47,340	$859,221
Exelon Corp.	9,202	379,490
Southern Co.	68,451	2,608,668

		$3,847,379

Electrical Equipment — 1.4%
Emerson Electric Co.	2,036,237	$118,977,328
Rockwell Automation, Inc.	125,000	11,831,250

		$130,808,578

Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	2,838,521	$58,558,688
Flextronics International, Ltd.(1)	161,054	1,203,073
TE Connectivity, Ltd.	9,230	321,389

		$60,083,150

Security	Shares	Value
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	136,681	$10,036,486
Halliburton Co.	846,351	42,182,134
Schlumberger, Ltd.	1,162,209	108,387,611
Transocean, Ltd.(1)	75,667	5,898,243

		$166,504,474

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	873,262	$64,027,570
CVS Caremark Corp.	1,474,872	50,617,607
Kroger Co. (The)	35,843	859,157
Safeway, Inc.	160,321	3,773,956
Sysco Corp.	483,526	13,393,670
Wal-Mart Stores, Inc.	1,980,219	103,070,399
Walgreen Co.	286,613	11,504,646

		$247,247,005

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,490,873	$53,686,337
Campbell Soup Co.	54,780	1,813,766
ConAgra Foods, Inc.	1,631	38,736
General Mills, Inc.	40,967	1,497,344
H.J. Heinz Co.	7,500	366,150
Hershey Co. (The)	505,359	27,466,262
Kraft Foods, Inc., Class A	227,987	7,149,672
McCormick & Co., Inc.	10,600	506,998
Nestle SA	2,750,000	157,478,985
Sara Lee Corp.	1,347,857	23,816,633
Unilever NV	72,175	2,263,408

		$276,084,291

Health Care Equipment & Supplies — 1.1%
Bard (C.R.), Inc.	25,000	$2,482,750
Baxter International, Inc.	218,222	11,733,797
Becton, Dickinson and Co.	63,708	5,072,431
Boston Scientific Corp.(1)	36,529	262,644
CareFusion Corp.(1)	108,138	3,049,492
Covidien PLC	191,777	9,960,897
Medtronic, Inc.	1,127,502	44,367,204
St. Jude Medical, Inc.	66,365	3,401,870
Stryker Corp.	131,368	7,987,174
Zimmer Holdings, Inc.(1)	225,425	13,644,975

		$101,963,234

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	473,884	$18,746,851
Cardinal Health, Inc.	186,462	7,669,182
CIGNA Corp.	58,467	2,588,919
Express Scripts, Inc.(1)	281,972	15,680,463
Henry Schein, Inc.(1)	467,472	32,802,510
McKesson Corp.	3,166	250,272
Medco Health Solutions, Inc.(1)	133,872	7,518,251
PharMerica Corp.(1)	10,313	117,981
UnitedHealth Group, Inc.	99,570	4,500,564
WellPoint, Inc.	53,673	3,745,839

		$93,620,832

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	533,768	$20,475,340
International Game Technology	459,500	7,457,685
Interval Leisure Group, Inc.(1)	5,349	87,456
Marriott International, Inc., Class A	401,544	14,286,936
McDonald’s Corp.	860,566	65,480,467

Security	Shares	Value
Starbucks Corp.	2,322,271	$85,807,913
Yum! Brands, Inc.	210,518	10,816,415

		$204,412,212

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$4,858,376
Fortune Brands, Inc.	117,078	7,245,958
Leggett & Platt, Inc.	263,428	6,453,986
Newell Rubbermaid, Inc.	49,838	953,401

		$19,511,721

Household Products — 1.5%
Clorox Co. (The)	27,272	$1,910,949
Colgate-Palmolive Co.	588,325	47,513,127
Kimberly-Clark Corp.	520,234	33,955,673
Procter & Gamble Co.	882,906	54,387,010

		$137,766,759

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	93,180	$1,211,340

		$1,211,340

Industrial Conglomerates — 2.1%
3M Co.	827,512	$77,372,372
General Electric Co.	5,644,290	113,168,015
Tyco International, Ltd.	22,764	1,019,144

		$191,559,531

Insurance — 2.9%
Aegon NV ADR(1)	5,088,862	$38,166,465
Aflac, Inc.	116,818	6,165,654
Allstate Corp. (The)	60,964	1,937,436
AON Corp.	25,900	1,371,664
Berkshire Hathaway, Inc., Class A(1)	654	81,946,200
Berkshire Hathaway, Inc., Class B(1)	940,224	78,630,933
Chubb Corp.	24,930	1,528,458
Cincinnati Financial Corp.	135,528	4,445,319
Hartford Financial Services Group, Inc.	10,762	289,821
Manulife Financial Corp.	65,344	1,155,935
Marsh & McLennan Cos., Inc.	24,256	723,071
Old Republic International Corp.	164,555	2,088,203
Progressive Corp.	1,159,099	24,491,762
Torchmark Corp.	252,479	16,784,804
Travelers Companies, Inc. (The)	76,466	4,548,198

		$264,273,923

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	47,265	$8,513,844
HSN, Inc.(1)	1	32

		$8,513,876

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(1)	200,000	$7,600,000
AOL, Inc.(1)	27,060	528,482
eBay, Inc.(1)	1,260,217	39,117,136
Google, Inc., Class A(1)(3)	3,500	2,050,367
Google, Inc., Class A(1)	199,296	116,829,308
IAC/InterActiveCorp(1)	13,368	412,937
VeriSign, Inc.	14,758	534,387

		$167,072,617

IT Services — 5.5%
Accenture PLC, Class A	2,738,000	$150,507,860
Automatic Data Processing, Inc.	1,314,993	67,472,291

Security	Shares	Value
Broadridge Financial Solutions, Inc.	10,202	$231,484
DST Systems, Inc.	600	31,692
Fidelity National Information Services, Inc.	79,251	2,590,715
Fiserv, Inc.(1)	41,792	2,621,194
International Business Machines Corp.	1,571,957	256,339,028
Paychex, Inc.	756,046	23,709,603
Total System Services, Inc.	32,405	583,938
Western Union Co.	54,638	1,134,831

		$505,222,636

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$562,545

		$562,545

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	453,887	$20,325,060
Thermo Fisher Scientific, Inc.(1)	18,700	1,038,785

		$21,363,845

Machinery — 4.0%
Caterpillar, Inc.	121,835	$13,566,327
Danaher Corp.	43,651	2,265,487
Deere & Co.	2,623,301	254,171,634
Dover Corp.	399,740	26,278,908
Illinois Tool Works, Inc.	1,203,805	64,668,404
Parker Hannifin Corp.	30,763	2,912,641
WABCO Holdings, Inc.(1)	1,156	71,256

		$363,934,657

Media — 3.2%
Ascent Media Corp., Class A(1)	755	$36,882
CBS Corp., Class B	68,701	1,720,273
Comcast Corp., Class A	201,884	4,990,572
Comcast Corp., Special Class A	1,732,498	40,228,604
DIRECTV, Class A(1)	30,225	1,414,530
Discovery Communications, Inc., Class A(1)	7,555	301,444
Discovery Communications, Inc., Class C(1)	7,555	266,012
Gannett Co., Inc.	5,643	85,943
Liberty Global, Inc., Series A(1)	2,381	98,597
Liberty Global, Inc., Series C(1)	2,382	95,256
Liberty Media Corp. - Capital, Class A(1)	7,556	556,651
Liberty Media Corp. - Starz, Series A(1)	3,022	234,507
McGraw-Hill Cos., Inc. (The)	111,290	4,384,826
New York Times Co. (The), Class A(1)	5,269	49,897
News Corp., Class A	97	1,703
Omnicom Group, Inc.	112,077	5,498,498
Time Warner Cable, Inc.	94,401	6,734,567
Time Warner, Inc.	370,108	13,212,856
Viacom, Inc., Class B	77,467	3,603,765
Walt Disney Co. (The)	4,876,908	210,145,966
Washington Post Co., Class B	1,500	656,340
WPP PLC, ADR	30,217	1,866,202

		$296,183,891

Metals & Mining — 0.4%
Alcoa, Inc.	52,760	$931,214
Freeport-McMoRan Copper & Gold, Inc.	450,000	24,997,500
Nucor Corp.	230,000	10,584,600

		$36,513,314

Security	Shares	Value
Multiline Retail — 1.2%
Macy’s, Inc.	26,301	$638,062
Sears Holdings Corp.(1)	410	33,887
Target Corp.	2,258,131	112,929,131

		$113,601,080

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	1,791,460	$146,756,403
Apache Corp.	2,144,112	280,707,143
BP PLC ADR	198,683	8,769,868
Chevron Corp.	616,719	66,254,122
ConocoPhillips	347,250	27,731,385
Devon Energy Corp.	568,727	52,192,077
Exxon Mobil Corp.	2,260,087	190,141,119
Hess Corp.	39,579	3,372,527
Marathon Oil Corp.	175,831	9,373,551
Murphy Oil Corp.	78,679	5,776,612
Royal Dutch Shell PLC ADR, Class A	76,110	5,545,375
Royal Dutch Shell PLC ADR, Class B	9,594	702,664
Spectra Energy Corp.	8,313	225,947
Williams Cos., Inc.	2,000	62,360

		$797,611,153

Paper & Forest Products — 0.0%(2)
Neenah Paper, Inc.	975	$21,421

		$21,421

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc., Class A	13,035	$1,256,053

		$1,256,053

Pharmaceuticals — 7.9%
Abbott Laboratories	3,085,358	$151,336,810
Allergan, Inc.	81,962	5,820,941
Bristol-Myers Squibb Co.	1,505,746	39,796,867
Eli Lilly & Co.	1,496,571	52,634,402
GlaxoSmithKline PLC ADR	459,388	17,645,093
Hospira, Inc.(1)	18,399	1,015,625
Johnson & Johnson	2,595,105	153,759,971
Merck & Co., Inc.	1,701,812	56,176,814
Novo Nordisk A/S ADR	249,848	31,288,465
Pfizer, Inc.	6,794,508	137,996,457
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	83,878,521

		$731,349,966

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	11,615	$285,729

		$285,729

Real Estate Management & Development — 0.0%(2)
Forest City Enterprises, Inc., Class A(1)	56,500	$1,063,895

		$1,063,895

Road & Rail — 0.1%
Norfolk Southern Corp.	10,596	$733,985
Union Pacific Corp.	132,257	13,004,831

		$13,738,816

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	560,289	$22,064,181
Applied Materials, Inc.	1,065,614	16,644,891
Broadcom Corp., Class A	897,422	35,340,478
Cypress Semiconductor Corp.(1)	52,742	1,022,140
Intel Corp.	10,590,828	213,617,001

Security	Shares	Value
KLA-Tencor Corp.	141,847	$6,719,292
Linear Technology Corp.	123,388	4,149,538
Maxim Integrated Products, Inc.	223,099	5,711,334
NVIDIA Corp.(1)	134,500	2,482,870
Texas Instruments, Inc.	897,287	31,010,239
Verigy, Ltd.(1)	284	4,002
Xilinx, Inc.	23,107	757,910

		$339,523,876

Software — 3.7%
Activision Blizzard, Inc.	846,350	$9,284,460
Adobe Systems, Inc.(1)	409,776	13,588,172
CA, Inc.	45,408	1,097,966
Electronic Arts, Inc.(1)	21,405	418,040
Microsoft Corp.	3,224,770	81,780,167
Oracle Corp.	6,883,401	229,699,091
Symantec Corp.(1)	185,171	3,433,070

		$339,300,966

Specialty Retail — 2.5%
Best Buy Co., Inc.	148,536	$4,265,954
Gap, Inc. (The)	89,138	2,019,867
Home Depot, Inc.	3,154,510	116,906,141
Limited Brands, Inc.	41,877	1,376,916
Lowe’s Companies, Inc.	663,831	17,545,053
Staples, Inc.	200,582	3,895,302
TJX Companies, Inc. (The)	1,701,405	84,610,871

		$230,620,104

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	10,800	$562,032
Hanesbrands, Inc.(1)	236,598	6,397,610
NIKE, Inc., Class B	3,058,444	231,524,211
VF Corp.	12,000	1,182,360

		$239,666,213

Thrifts & Mortgage Finance — 0.0%(2)
Tree.com, Inc.(1)	13,436	$79,272

		$79,272

Tobacco — 0.3%
Altria Group, Inc.	249,178	$6,486,103
Philip Morris International, Inc.	255,585	16,774,044

		$23,260,147

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	30,500	$1,772,050
Sprint Nextel Corp.(1)	135,160	627,142
Vodafone Group PLC ADR	205,738	5,914,968

		$8,314,160

Total Common Stocks (identified cost $6,286,609,280)		$9,122,536,762

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(1)	166	$17

Total Preferred Stocks (identified cost $4,929)		$17

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(4)	$71,682	$71,681,771

Total Short-Term Investments (identified cost $71,681,771)		$71,681,771

Total Investments — 99.8% (identified cost $6,358,295,980)		$9,194,218,550

Other Assets, Less Liabilities — 0.2%		$16,858,575

Net Assets — 100.0%		$9,211,077,125

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security subject to restrictions on resale (see below).

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $32,796.

At March 31, 2011, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	for Resale	Shares	Cost	Value
Google, Inc., Class A	11/23/10	7/16/11	3,500	$4,235	$2,050,367

Total Restricted Securities				$4,235	$2,050,367

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,039,574,474

Gross unrealized appreciation	$7,154,685,100
Gross unrealized depreciation	(41,024)

Net unrealized appreciation	$7,154,644,076

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,156,357,900	$—		$—	$1,156,357,900
Consumer Staples	997,455,484	157,478,985		—	1,154,934,469
Energy	964,115,627	—		—	964,115,627
Financials	1,184,221,015	34,250,311		—	1,218,471,326
Health Care	1,110,654,358	—		—	1,110,654,358
Industrials	1,252,996,300	—		—	1,252,996,300
Information Technology	2,051,442,337	2,050,367		—	2,053,492,704
Materials	161,767,373	—		—	161,767,373
Telecommunication Services	44,687,986	—		—	44,687,986
Utilities	5,058,719	—		—	5,058,719

Total Common Stocks	$8,928,757,099	$193,779,663	*	$—	$9,122,536,762

Preferred Stocks	$17	$—		$—	$17
Short-Term Investments	—	71,681,771		—	71,681,771

Total	$8,928,757,116	$265,461,434		$—	$9,194,218,550

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Large-Cap Core Research Fund
March 31, 2011 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $68,374,460 and the Fund owned 28.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 6.0%
Boeing Co. (The)	14,829	$1,096,308
General Dynamics Corp.	45,415	3,476,972
Lockheed Martin Corp.	32,149	2,584,780
Raytheon Co.	48,368	2,460,480
United Technologies Corp.	54,382	4,603,436

		$14,221,976

Auto Components — 0.9%
Johnson Controls, Inc.	52,953	$2,201,256

		$2,201,256

Beverages — 2.5%
Coca-Cola Co. (The)	45,463	$3,016,470
PepsiCo, Inc.	46,380	2,987,336

		$6,003,806

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.(1)	5,053	$498,630
Amgen, Inc.(1)	22,770	1,217,057
Celgene Corp.(1)	26,087	1,500,785
Gilead Sciences, Inc.(1)	16,867	715,835

		$3,932,307

Capital Markets — 2.5%
Ameriprise Financial, Inc.	15,039	$918,582
Goldman Sachs Group, Inc.	16,009	2,536,946
Invesco, Ltd.	31,772	812,093
State Street Corp.	21,480	965,311
T. Rowe Price Group, Inc.	9,703	644,473

		$5,877,405

Chemicals — 2.5%
Air Products and Chemicals, Inc.	13,180	$1,188,572
BASF SE	17,039	1,470,721
LyondellBasell Industries NV, Class A(1)	32,543	1,287,076
PPG Industries, Inc.	20,228	1,925,908

		$5,872,277

Commercial Banks — 3.6%
Fifth Third Bancorp	79,803	$1,107,666
KeyCorp	154,820	1,374,802
PNC Financial Services Group, Inc.	25,778	1,623,756
Wells Fargo & Co.	140,829	4,464,279

		$8,570,503

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	33,311	$1,243,833

		$1,243,833

Communications Equipment — 3.7%
HTC Corp.	58,000	$2,265,468
Juniper Networks, Inc.(1)	49,161	2,068,695
QUALCOMM, Inc.	57,680	3,162,595
Telefonaktiebolaget LM Ericsson ADR	98,857	1,271,301

		$8,768,059

1

Security	Shares	Value
Computers & Peripherals — 5.9%
Apple, Inc.(1)	34,074	$11,873,085
EMC Corp.(1)	80,582	2,139,452

		$14,012,537

Construction & Engineering — 0.8%
Fluor Corp.	25,459	$1,875,310

		$1,875,310

Consumer Finance — 0.7%
American Express Co.	36,492	$1,649,438

		$1,649,438

Diversified Financial Services — 4.0%
Bank of America Corp.	275,309	$3,669,869
Citigroup, Inc.(1)	167,013	738,197
JPMorgan Chase & Co.	112,397	5,181,502

		$9,589,568

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	69,136	$2,115,562
Verizon Communications, Inc.	70,025	2,698,763

		$4,814,325

Electric Utilities — 0.6%
American Electric Power Co., Inc.	40,042	$1,407,076

		$1,407,076

Electrical Equipment — 0.4%
Emerson Electric Co.	15,023	$877,794

		$877,794

Energy Equipment & Services — 2.0%
Halliburton Co.	50,596	$2,521,705
Schlumberger, Ltd.	24,815	2,314,247

		$4,835,952

Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc.	64,311	$3,347,388
Walgreen Co.	46,361	1,860,930

		$5,208,318

Food Products — 1.6%
Kellogg Co.	28,348	$1,530,225
Nestle SA ADR	38,925	2,237,409

		$3,767,634

Health Care Equipment & Supplies — 1.1%
Covidien PLC	25,849	$1,342,597
St. Jude Medical, Inc.	26,097	1,337,732

		$2,680,329

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	40,425	$1,599,213
Fresenius Medical Care AG & Co. KGaA ADR	16,516	1,115,160
UnitedHealth Group, Inc.	49,414	2,233,513

		$4,947,886

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	20,132	$772,264
Marriott International, Inc., Class A	18,891	672,142
McDonald’s Corp.	27,872	2,120,780

		$3,565,186

2

Security	Shares	Value
Household Durables — 0.3%
Whirlpool Corp.	9,392	$801,701

		$801,701

Household Products — 1.5%
Colgate-Palmolive Co.	12,272	$991,087
Henkel AG & Co. KGaA ADR	21,619	1,134,997
Procter & Gamble Co.	21,232	1,307,891

		$3,433,975

Industrial Conglomerates — 1.5%
3M Co.	14,282	$1,335,367
General Electric Co.	114,763	2,300,998

		$3,636,365

Insurance — 2.9%
Aflac, Inc.	32,880	$1,735,406
Lincoln National Corp.	39,251	1,179,100
MetLife, Inc.	48,522	2,170,389
Prudential Financial, Inc.	30,741	1,893,031

		$6,977,926

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	6,668	$1,201,107

		$1,201,107

Internet Software & Services — 2.0%
Google, Inc., Class A(1)	6,691	$3,922,331
Yahoo! Inc.(1)	48,632	809,723

		$4,732,054

IT Services — 2.7%
Accenture PLC, Class A	36,447	$2,003,492
Cognizant Technology Solutions Corp.(1)	9,168	746,275
International Business Machines Corp.	22,619	3,688,480

		$6,438,247

Leisure Equipment & Products — 0.5%
Hasbro, Inc.	23,391	$1,095,634

		$1,095,634

Machinery — 1.8%
Danaher Corp.	33,714	$1,749,756
Illinois Tool Works, Inc.	45,312	2,434,161

		$4,183,917

Media — 3.6%
Comcast Corp., Class A	68,796	$1,700,637
McGraw-Hill Cos., Inc. (The)	36,155	1,424,507
Omnicom Group, Inc.	20,264	994,152
Time Warner Cable, Inc.	13,281	947,467
Walt Disney Co. (The)	80,702	3,477,449

		$8,544,212

Metals & Mining — 1.7%
BHP Billiton, Ltd. ADR	7,060	$676,913
Cliffs Natural Resources, Inc.	8,803	865,159
Freeport-McMoRan Copper & Gold, Inc.	29,412	1,633,837
United States Steel Corp.	15,213	820,589

		$3,996,498

Multi-Utilities — 2.6%
CMS Energy Corp.	94,301	$1,852,072
PG&E Corp.	32,224	1,423,656

3

Security	Shares	Value
Public Service Enterprise Group, Inc.	31,418	$989,981
Sempra Energy	35,532	1,900,962

		$6,166,671

Multiline Retail — 0.6%
Macy’s, Inc.	55,949	$1,357,323

		$1,357,323

Oil, Gas & Consumable Fuels — 11.4%
Apache Corp.	26,719	$3,498,051
ConocoPhillips	75,086	5,996,368
Exxon Mobil Corp.	103,547	8,711,409
Hess Corp.	34,100	2,905,661
Occidental Petroleum Corp.	19,773	2,066,081
Peabody Energy Corp.	28,499	2,050,788
Southwestern Energy Co.(1)	42,047	1,806,760

		$27,035,118

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	12,056	$1,161,716

		$1,161,716

Pharmaceuticals — 5.4%
Abbott Laboratories	44,536	$2,184,491
Allergan, Inc.	19,498	1,384,748
Bristol-Myers Squibb Co.	33,572	887,308
Novartis AG ADR	13,073	710,518
Novo Nordisk A/S ADR	6,416	803,476
Pfizer, Inc.	179,340	3,642,395
Shire PLC ADR	13,104	1,141,358
Teva Pharmaceutical Industries, Ltd. ADR	25,503	1,279,485
Watson Pharmaceuticals, Inc.(1)	14,877	833,261

		$12,867,040

Professional Services — 0.3%
Manpower, Inc.	11,408	$717,335

		$717,335

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	7,902	$948,872
Boston Properties, Inc.	8,882	842,458
Equity Residential	14,344	809,145
Simon Property Group, Inc.	7,911	847,743

		$3,448,218

Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV(1)	23,000	$690,000

		$690,000

Software — 3.5%
Activision Blizzard, Inc.	71,494	$784,289
Microsoft Corp.	144,534	3,665,382
Oracle Corp.	112,591	3,757,162

		$8,206,833

Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A	13,300	$780,710
Gap, Inc. (The)	26,894	609,418
Home Depot, Inc.	58,201	2,156,929
Staples, Inc.	33,309	646,861
TJX Companies, Inc. (The)	21,252	1,056,862

		$5,250,780

4

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	16,358	$1,238,301

		$1,238,301

Tobacco — 1.9%
Philip Morris International, Inc.	53,763	$3,528,466
Reynolds American, Inc.	26,416	938,560

		$4,467,026

Wireless Telecommunication Services — 0.9%
American Tower Corp., Class A(1)	41,625	$2,157,008

		$2,157,008

Total Common Stocks (identified cost $195,268,673)		$235,727,780

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,392	$1,392,436

Total Short-Term Investments (identified cost $1,392,436)		$1,392,436

Total Investments — 100.0% (identified cost $196,661,109)		$237,120,216

Other Assets, Less Liabilities — 0.0%(3)		$80,397

Net Assets — 100.0%		$237,200,613

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $495.

(3)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,685,541

Gross unrealized appreciation	$41,944,786
Gross unrealized depreciation	(1,510,111)

Net unrealized appreciation	$40,434,675

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$25,255,499	$—		$—	$25,255,499
Consumer Staples	24,042,476	—		—	24,042,476
Energy	31,871,070	—		—	31,871,070
Financials	36,113,058	—		—	36,113,058
Health Care	24,427,563	—		—	24,427,563
Industrials	26,756,530	—		—	26,756,530
Information Technology	40,582,262	2,265,468		—	42,847,730
Materials	8,398,053	1,470,721		—	9,868,774
Telecommunication Services	6,971,333	—		—	6,971,333
Utilities	7,573,747	—		—	7,573,747

Total Common Stocks	$231,991,591	$3,736,189	*	$—	$235,727,780

Short-Term Investments	$—	$1,392,436		$—	$1,392,436

Total Investments	$231,991,591	$5,128,625		$—	$237,120,216

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011